RESTRUCTURING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended				1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 September 2010 [Member]	Dec. 31, 2013 May 2009 [Member]	Dec. 31, 2012 May 2009 [Member]	Dec. 31, 2013 Wavecom S.A. And prior [Member]	Dec. 31, 2012 Wavecom S.A. And prior [Member]	Dec. 31, 2013 Workforce Reduction [Member]	Dec. 31, 2012 Workforce Reduction [Member]	Dec. 31, 2013 Workforce Reduction [Member] April 2012 [Member]	Dec. 31, 2012 Workforce Reduction [Member] April 2012 [Member]	Sep. 30, 2010 Workforce Reduction [Member] September 2010 [Member] employee	Dec. 31, 2010 Workforce Reduction [Member] September 2010 [Member]	Dec. 31, 2012 Workforce Reduction [Member] September 2010 [Member]	Dec. 31, 2013 Workforce Reduction [Member] May 2009 [Member]	Dec. 31, 2012 Workforce Reduction [Member] May 2009 [Member]	Dec. 31, 2013 Workforce Reduction [Member] Wavecom S.A. And prior [Member]	Dec. 31, 2012 Workforce Reduction [Member] Wavecom S.A. And prior [Member]	Dec. 31, 2013 Facilities [Member]	Dec. 31, 2012 Facilities [Member]	Dec. 31, 2012 Facilities [Member] September 2010 [Member]	Dec. 31, 2013 Facilities [Member] May 2009 [Member]	Dec. 31, 2012 Facilities [Member] May 2009 [Member]	Dec. 31, 2013 Facilities [Member] Wavecom S.A. And prior [Member]	Dec. 31, 2012 Facilities [Member] Wavecom S.A. And prior [Member]
Activity in restructuring liability
Balance, beginning of year	$ 654	$ 1,187		$ 433	$ 47	$ 182	$ 41	$ 39	$ 472	$ 625					$ 433			$ 41	$ 39	$ 182	$ 562		$ 47	$ 182
Expensed in year	171	2,251	837						115	2,167	115	1,980		4,420						56	84
Disbursements	(739)	(2,804)							(548)	(2,340)										(191)	(464)
Adjustments		(21)								(21)											0
Foreign exchange	2	41							2	41											0
Balance, end of year	88	654	1,187	433	47	182	41	39	41	472					433			41	39	47	182		47	182
Classification:
Accounts payable and accrued liabilities		621								472											149
Other long term obligations		33																			33
Total	$ 88	$ 654	$ 1,187	$ 433	$ 47	$ 182	$ 41	$ 39	$ 41	$ 472					$ 433			$ 41	$ 39	$ 47	$ 182		$ 47	$ 182
Other disclosures
Reduction in workforce													60